Property and Equipment (Tables)	12 Months Ended
May 31, 2017
Property and Equipment [Abstract]
Schedule of property and equipment
	2017	2016
Computer equipment	$500	$500
Vehicle	15,225	-
Less: accumulated depreciation	(772)	-
Fixed assets, net	$14,953	$500